Schedule of Goodwill (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Balance	$ 4,504,177	$ 897,542
Acquisition of FHVH			897,542
Acquisition of SWC		3,714,027
Acquisition of Skytech		790,150
Impariment charge- FHVH		(897,542)
Acquisition of Victorville	46,985,000
Acquisition of Rancho Mirage	44,197,000
Balance	$ 95,686,177	$ 4,504,177	$ 897,542